Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Sales revenues	$ 91,416	$ 102,409	$ 124,474
Cost of sales	(45,444)	(48,435)	(59,486)
Gross profit	45,972	53,974	64,988
Income (expenses)
Selling expenses	(4,874)	(5,038)	(4,931)
General and administrative expenses	(1,845)	(1,594)	(1,332)
Exploration costs	(913)	(982)	(887)
Research and development expenses	(789)	(726)	(792)
Other taxes	(1,251)	(890)	(439)
Impairment of assets, net	(1,531)	(2,680)	(1,315)
Other income and expenses, net	(7,893)	(4,031)	1,822
Total Income (expenses)	(19,096)	(15,941)	(7,874)
Income before net finance expense, results of equity-accounted investments and income taxes	26,876	38,033	57,114
Finance income	1,954	2,169	1,832
Finance expenses	(5,957)	(3,922)	(3,500)
Foreign exchange gains (losses) and inflation indexation charges	(11,104)	(580)	(2,172)
Net finance expense	(15,107)	(2,333)	(3,840)
Results of equity-accounted investments	(627)	(304)	251
Net income before income taxes	11,142	35,396	53,525
Income taxes	(3,537)	(10,401)	(16,770)
Net income for the year	7,605	24,995	36,755
Net income (loss) attributable to shareholders of Petrobras	7,528	24,884	36,623
Net income attributable to non-controlling interests	$ 77	$ 111	$ 132
Basic earnings (losses) per common and preferred share	$ 0.58	$ 1.91	$ 2.81
Diluted earnings (losses) per common and preferred share	$ 0.58	$ 1.91	$ 2.81